Warrant liability (Details Narrative)		5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 02, 2022 $ / shares	Feb. 08, 2023 USD ($)	Feb. 28, 2023 USD ($) shares $ / shares	Feb. 28, 2023 USD ($) shares $ / shares $ / shares	Aug. 31, 2022 USD ($) shares $ / shares	Feb. 28, 2023 $ / shares	Aug. 31, 2022 $ / shares	Feb. 28, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price, share options granted	$ 0.65
Liability warrants [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares			1,300,618	1,300,618	1,329,684			1,452,843	1,452,843
Expected volatility, share options granted			90.00%		90.00%
Risk free interest rate			4.84%
Expected dividend yield			0.00%
Warrants outstanding, Average exercise price						$ 8.53	$ 8.53	$ 8.96	$ 8.96
Equity warrants [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares			3,511,577	3,511,577	3,736,296
Cash from warrants exercise | $			$ 52,700,000
Warrants outstanding, Average exercise price			$ 15	$ 15
Bottom of range [member] | Liability warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted					$ 7.50
Risk free interest rate					3.61%
Top of range [member] | Liability warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted					$ 27.00
Risk free interest rate					3.87%
Liability warrants [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares			1,300,618	1,300,618	1,329,684
Fair value of warrants liability | $			$ 242,322	$ 242,322	$ 49,894
Description of expected average life warrants					3 months 18 days
Weighted average share price, share options granted				$ 2.33	$ 8.93
Cash from warrants exercise | $		$ 8,200,000
Liability warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Description of expected average life warrants			18 days
Exercise price, share options granted				7.50
Liability warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Description of expected average life warrants			1 year 5 months 8 days		1 year 7 months 24 days
Exercise price, share options granted				$ 13.50